Credit risk management - Credit risk by industry (Details) - Credit risk - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Credit risk management
Loans	$ 856,362	$ 811,335
Total all other on balance sheet	257,159	254,168
Undrawn credit commitments	221,169	212,111
Total gross credit risk	1,334,690	1,277,614
Australia
Credit risk management
Loans	749,537	708,928
Total all other on balance sheet	212,576	218,184
Undrawn credit commitments	179,912	176,198
Total gross credit risk	1,142,025	1,103,310
New Zealand
Credit risk management
Loans	94,269	94,597
Total all other on balance sheet	24,329	21,992
Undrawn credit commitments	26,038	24,850
Total gross credit risk	144,636	141,439
Other overseas
Credit risk management
Loans	12,556	7,810
Total all other on balance sheet	20,254	13,992
Undrawn credit commitments	15,219	11,063
Total gross credit risk	48,029	32,865
Accommodation, cafes and restaurants | Australia
Credit risk management
Loans	11,517	9,810
Total all other on balance sheet	29	26
Undrawn credit commitments	1,681	1,637
Total gross credit risk	13,227	11,473
Accommodation, cafes and restaurants | New Zealand
Credit risk management
Loans	305	313
Total all other on balance sheet	3	3
Undrawn credit commitments	31	32
Total gross credit risk	339	348
Accommodation, cafes and restaurants | Other overseas
Credit risk management
Loans	76	85
Undrawn credit commitments	15	11
Total gross credit risk	91	96
Agriculture, forestry and fishing | Australia
Credit risk management
Loans	16,640	13,733
Total all other on balance sheet	47	40
Undrawn credit commitments	3,102	2,713
Total gross credit risk	19,789	16,486
Agriculture, forestry and fishing | New Zealand
Credit risk management
Loans	7,838	8,352
Total all other on balance sheet	47	41
Undrawn credit commitments	565	573
Total gross credit risk	8,450	8,966
Agriculture, forestry and fishing | Other overseas
Credit risk management
Loans	2	2
Undrawn credit commitments	1	1
Total gross credit risk	3	3
Construction | Australia
Credit risk management
Loans	8,642	7,900
Total all other on balance sheet	25	33
Undrawn credit commitments	4,907	4,623
Total gross credit risk	13,574	12,556
Construction | New Zealand
Credit risk management
Loans	508	385
Total all other on balance sheet	1	1
Undrawn credit commitments	528	566
Total gross credit risk	1,037	952
Construction | Other overseas
Credit risk management
Loans	35	34
Undrawn credit commitments	82	73
Total gross credit risk	117	107
Finance and insurance | Australia
Credit risk management
Loans	31,608	29,484
Total all other on balance sheet	99,150	112,860
Undrawn credit commitments	17,399	13,801
Total gross credit risk	148,157	156,145
Finance and insurance | New Zealand
Credit risk management
Loans	4,066	4,757
Total all other on balance sheet	13,101	11,364
Undrawn credit commitments	1,951	1,838
Total gross credit risk	19,118	17,959
Finance and insurance | Other overseas
Credit risk management
Loans	6,056	3,656
Total all other on balance sheet	9,000	9,447
Undrawn credit commitments	5,669	4,964
Total gross credit risk	20,725	18,067
Government, administration and defence | Australia
Credit risk management
Loans	690	811
Total all other on balance sheet	108,516	99,830
Undrawn credit commitments	1,679	1,558
Total gross credit risk	110,885	102,199
Government, administration and defence | New Zealand
Credit risk management
Loans	183	210
Total all other on balance sheet	9,872	8,820
Undrawn credit commitments	712	812
Total gross credit risk	10,767	9,842
Government, administration and defence | Other overseas
Credit risk management
Loans	53
Total all other on balance sheet	11,034	4,389
Total gross credit risk	11,087	4,389
Manufacturing | Australia
Credit risk management
Loans	10,483	9,997
Total all other on balance sheet	331	499
Undrawn credit commitments	8,065	8,361
Total gross credit risk	18,879	18,857
Manufacturing | New Zealand
Credit risk management
Loans	1,846	1,785
Total all other on balance sheet	100	58
Undrawn credit commitments	1,424	1,444
Total gross credit risk	3,370	3,287
Manufacturing | Other overseas
Credit risk management
Loans	1,498	958
Total all other on balance sheet	4	3
Undrawn credit commitments	2,313	1,500
Total gross credit risk	3,815	2,461
Mining | Australia
Credit risk management
Loans	3,656	2,865
Total all other on balance sheet	430	415
Undrawn credit commitments	3,157	3,038
Total gross credit risk	7,243	6,318
Mining | New Zealand
Credit risk management
Loans	91	151
Total all other on balance sheet	1	2
Undrawn credit commitments	124	125
Total gross credit risk	216	278
Mining | Other overseas
Credit risk management
Loans	38	28
Undrawn credit commitments	961	931
Total gross credit risk	999	959
Property | Australia
Credit risk management
Loans	66,631	60,767
Total all other on balance sheet	516	546
Undrawn credit commitments	15,006	13,771
Total gross credit risk	82,153	75,084
Property | New Zealand
Credit risk management
Loans	7,835	7,604
Total all other on balance sheet	407	649
Undrawn credit commitments	1,362	1,080
Total gross credit risk	9,604	9,333
Property | Other overseas
Credit risk management
Loans	651	472
Total all other on balance sheet	2	2
Undrawn credit commitments	131	37
Total gross credit risk	784	511
Property services and business services | Australia
Credit risk management
Loans	15,194	14,321
Total all other on balance sheet	136	149
Undrawn credit commitments	8,269	7,921
Total gross credit risk	23,599	22,391
Property services and business services | New Zealand
Credit risk management
Loans	972	962
Total all other on balance sheet	54	121
Undrawn credit commitments	497	357
Total gross credit risk	1,523	1,440
Property services and business services | Other overseas
Credit risk management
Loans	962	503
Total all other on balance sheet	30	35
Undrawn credit commitments	936	797
Total gross credit risk	1,928	1,335
Services | Australia
Credit risk management
Loans	15,215	13,015
Total all other on balance sheet	101	108
Undrawn credit commitments	8,426	8,369
Total gross credit risk	23,742	21,492
Services | New Zealand
Credit risk management
Loans	1,951	1,961
Total all other on balance sheet	42	45
Undrawn credit commitments	968	823
Total gross credit risk	2,961	2,829
Services | Other overseas
Credit risk management
Loans	65	36
Undrawn credit commitments	556	629
Total gross credit risk	621	665
Trade | Australia
Credit risk management
Loans	17,384	15,159
Total all other on balance sheet	241	366
Undrawn credit commitments	9,288	9,933
Total gross credit risk	26,913	25,458
Trade | New Zealand
Credit risk management
Loans	2,475	2,164
Total all other on balance sheet	30	32
Undrawn credit commitments	1,155	1,154
Total gross credit risk	3,660	3,350
Trade | Other overseas
Credit risk management
Loans	1,324	909
Total all other on balance sheet	4	3
Undrawn credit commitments	2,575	1,813
Total gross credit risk	3,903	2,725
Transport and storage | Australia
Credit risk management
Loans	12,812	10,289
Total all other on balance sheet	691	681
Undrawn credit commitments	6,076	6,313
Total gross credit risk	19,579	17,283
Transport and storage | New Zealand
Credit risk management
Loans	581	661
Total all other on balance sheet	55	105
Undrawn credit commitments	521	362
Total gross credit risk	1,157	1,128
Transport and storage | Other overseas
Credit risk management
Loans	741	527
Total all other on balance sheet	17	15
Undrawn credit commitments	422	108
Total gross credit risk	1,180	650
Utilities | Australia
Credit risk management
Loans	10,587	8,175
Total all other on balance sheet	754	983
Undrawn credit commitments	8,561	8,373
Total gross credit risk	19,902	17,531
Utilities | New Zealand
Credit risk management
Loans	1,768	1,621
Total all other on balance sheet	416	557
Undrawn credit commitments	2,177	1,340
Total gross credit risk	4,361	3,518
Utilities | Other overseas
Credit risk management
Loans	644	232
Total all other on balance sheet	2	1
Undrawn credit commitments	1,495	139
Total gross credit risk	2,141	372
Retail lending | Australia
Credit risk management
Loans	527,181	511,025
Total all other on balance sheet	995	1,056
Undrawn credit commitments	82,940	84,006
Total gross credit risk	611,116	596,087
Retail lending | New Zealand
Credit risk management
Loans	63,738	63,563
Total all other on balance sheet	101	117
Undrawn credit commitments	13,877	14,221
Total gross credit risk	77,716	77,901
Retail lending | Other overseas
Credit risk management
Loans	340	328
Undrawn credit commitments	22	13
Total gross credit risk	362	341
Other | Australia
Credit risk management
Loans	1,297	1,577
Total all other on balance sheet	614	592
Undrawn credit commitments	1,356	1,781
Total gross credit risk	3,267	3,950
Other | New Zealand
Credit risk management
Loans	112	108
Total all other on balance sheet	99	77
Undrawn credit commitments	146	123
Total gross credit risk	357	308
Other | Other overseas
Credit risk management
Loans	71	40
Total all other on balance sheet	161	97
Undrawn credit commitments	41	47
Total gross credit risk	273	184
Parent Entity
Credit risk management
Loans	759,080	713,981
Total all other on balance sheet	287,558	287,444
Undrawn credit commitments	195,704	187,862
Total gross credit risk	1,242,342	1,189,287
Parent Entity | Australia
Credit risk management
Loans	746,884	706,486
Total all other on balance sheet	257,013	266,199
Undrawn credit commitments	179,912	176,198
Total gross credit risk	1,183,809	1,148,883
Parent Entity | New Zealand
Credit risk management
Loans	436	306
Total all other on balance sheet	11,421	8,757
Undrawn credit commitments	676	708
Total gross credit risk	12,533	9,771
Parent Entity | Other overseas
Credit risk management
Loans	11,760	7,189
Total all other on balance sheet	19,124	12,488
Undrawn credit commitments	15,116	10,956
Total gross credit risk	46,000	30,633
Parent Entity | Accommodation, cafes and restaurants | Australia
Credit risk management
Loans	11,482	9,777
Total all other on balance sheet	29	26
Undrawn credit commitments	1,681	1,637
Total gross credit risk	13,192	11,440
Parent Entity | Accommodation, cafes and restaurants | New Zealand
Credit risk management
Total all other on balance sheet	2	2
Total gross credit risk	2	2
Parent Entity | Accommodation, cafes and restaurants | Other overseas
Credit risk management
Loans	67	74
Undrawn credit commitments	14	11
Total gross credit risk	81	85
Parent Entity | Agriculture, forestry and fishing | Australia
Credit risk management
Loans	16,551	13,659
Total all other on balance sheet	47	40
Undrawn credit commitments	3,102	2,713
Total gross credit risk	19,700	16,412
Parent Entity | Agriculture, forestry and fishing | New Zealand
Credit risk management
Total all other on balance sheet	27	11
Undrawn credit commitments	3	4
Total gross credit risk	30	15
Parent Entity | Agriculture, forestry and fishing | Other overseas
Credit risk management
Loans	1	1
Undrawn credit commitments	1	1
Total gross credit risk	2	2
Parent Entity | Construction | Australia
Credit risk management
Loans	7,835	7,188
Total all other on balance sheet	24	31
Undrawn credit commitments	4,907	4,623
Total gross credit risk	12,766	11,842
Parent Entity | Construction | New Zealand
Credit risk management
Loans	1	2
Undrawn credit commitments	38	78
Total gross credit risk	39	80
Parent Entity | Construction | Other overseas
Credit risk management
Loans	23	24
Undrawn credit commitments	66	66
Total gross credit risk	89	90
Parent Entity | Finance and insurance | Australia
Credit risk management
Loans	31,561	29,430
Total all other on balance sheet	143,639	160,947
Undrawn credit commitments	17,399	13,801
Total gross credit risk	192,599	204,178
Parent Entity | Finance and insurance | New Zealand
Credit risk management
Total all other on balance sheet	8,207	5,969
Undrawn credit commitments	109	112
Total gross credit risk	8,316	6,081
Parent Entity | Finance and insurance | Other overseas
Credit risk management
Loans	6,051	3,648
Total all other on balance sheet	8,926	9,047
Undrawn credit commitments	5,656	4,957
Total gross credit risk	20,633	17,652
Parent Entity | Government, administration and defence | Australia
Credit risk management
Loans	689	809
Total all other on balance sheet	108,518	99,831
Undrawn credit commitments	1,679	1,558
Total gross credit risk	110,886	102,198
Parent Entity | Government, administration and defence | New Zealand
Credit risk management
Total all other on balance sheet	2,529	2,087
Undrawn credit commitments	8	2
Total gross credit risk	2,537	2,089
Parent Entity | Government, administration and defence | Other overseas
Credit risk management
Loans	53
Total all other on balance sheet	10,051	3,288
Total gross credit risk	10,104	3,288
Parent Entity | Manufacturing | Australia
Credit risk management
Loans	10,289	9,811
Total all other on balance sheet	331	496
Undrawn credit commitments	8,065	8,361
Total gross credit risk	18,685	18,668
Parent Entity | Manufacturing | New Zealand
Credit risk management
Loans	29	35
Total all other on balance sheet	96	55
Undrawn credit commitments	83	82
Total gross credit risk	208	172
Parent Entity | Manufacturing | Other overseas
Credit risk management
Loans	1,409	895
Total all other on balance sheet	4	4
Undrawn credit commitments	2,309	1,498
Total gross credit risk	3,722	2,397
Parent Entity | Mining | Australia
Credit risk management
Loans	3,609	2,816
Total all other on balance sheet	430	415
Undrawn credit commitments	3,157	3,038
Total gross credit risk	7,196	6,269
Parent Entity | Mining | New Zealand
Credit risk management
Loans	2
Total all other on balance sheet	1	1
Undrawn credit commitments		61
Total gross credit risk	3	62
Parent Entity | Mining | Other overseas
Credit risk management
Loans	15	2
Undrawn credit commitments	959	928
Total gross credit risk	974	930
Parent Entity | Property | Australia
Credit risk management
Loans	66,610	60,743
Total all other on balance sheet	518	548
Undrawn credit commitments	15,006	13,771
Total gross credit risk	82,134	75,062
Parent Entity | Property | New Zealand
Credit risk management
Total all other on balance sheet	82	141
Total gross credit risk	82	141
Parent Entity | Property | Other overseas
Credit risk management
Loans	378	241
Total all other on balance sheet	1	1
Undrawn credit commitments	117	16
Total gross credit risk	496	258
Parent Entity | Property services and business services | Australia
Credit risk management
Loans	14,879	14,013
Total all other on balance sheet	135	151
Undrawn credit commitments	8,269	7,921
Total gross credit risk	23,283	22,085
Parent Entity | Property services and business services | New Zealand
Credit risk management
Loans	2	2
Total all other on balance sheet	51	21
Undrawn credit commitments	18	13
Total gross credit risk	71	36
Parent Entity | Property services and business services | Other overseas
Credit risk management
Loans	894	480
Total all other on balance sheet	30	35
Undrawn credit commitments	932	794
Total gross credit risk	1,856	1,309
Parent Entity | Services | Australia
Credit risk management
Loans	14,985	12,802
Total all other on balance sheet	101	107
Undrawn credit commitments	8,426	8,369
Total gross credit risk	23,512	21,278
Parent Entity | Services | New Zealand
Credit risk management
Total all other on balance sheet	37	39
Undrawn credit commitments	8	6
Total gross credit risk	45	45
Parent Entity | Services | Other overseas
Credit risk management
Loans	41	17
Undrawn credit commitments	554	626
Total gross credit risk	595	643
Parent Entity | Trade | Australia
Credit risk management
Loans	17,179	14,962
Total all other on balance sheet	241	365
Undrawn credit commitments	9,288	9,933
Total gross credit risk	26,708	25,260
Parent Entity | Trade | New Zealand
Credit risk management
Loans	397	266
Total all other on balance sheet	28	28
Undrawn credit commitments	237	223
Total gross credit risk	662	517
Parent Entity | Trade | Other overseas
Credit risk management
Loans	1,121	768
Total all other on balance sheet	3	3
Undrawn credit commitments	2,543	1,787
Total gross credit risk	3,667	2,558
Parent Entity | Transport and storage | Australia
Credit risk management
Loans	12,424	9,978
Total all other on balance sheet	691	682
Undrawn credit commitments	6,076	6,313
Total gross credit risk	19,191	16,973
Parent Entity | Transport and storage | New Zealand
Credit risk management
Loans	1	1
Total all other on balance sheet	56	76
Undrawn credit commitments	30	32
Total gross credit risk	87	109
Parent Entity | Transport and storage | Other overseas
Credit risk management
Loans	705	499
Total all other on balance sheet	17	15
Undrawn credit commitments	419	103
Total gross credit risk	1,141	617
Parent Entity | Utilities | Australia
Credit risk management
Loans	10,556	8,145
Total all other on balance sheet	755	983
Undrawn credit commitments	8,561	8,373
Total gross credit risk	19,872	17,501
Parent Entity | Utilities | New Zealand
Credit risk management
Loans	4
Total all other on balance sheet	300	327
Undrawn credit commitments	141	94
Total gross credit risk	445	421
Parent Entity | Utilities | Other overseas
Credit risk management
Loans	639	228
Total all other on balance sheet	2	1
Undrawn credit commitments	1,495	139
Total gross credit risk	2,136	368
Parent Entity | Retail lending | Australia
Credit risk management
Loans	527,180	511,023
Total all other on balance sheet	995	1,056
Undrawn credit commitments	82,940	84,006
Total gross credit risk	611,115	596,085
Parent Entity | Retail lending | Other overseas
Credit risk management
Loans	308	282
Undrawn credit commitments	22	10
Total gross credit risk	330	292
Parent Entity | Other | Australia
Credit risk management
Loans	1,055	1,330
Total all other on balance sheet	559	521
Undrawn credit commitments	1,356	1,781
Total gross credit risk	2,970	3,632
Parent Entity | Other | New Zealand
Credit risk management
Total all other on balance sheet	5
Undrawn credit commitments	1	1
Total gross credit risk	6	1
Parent Entity | Other | Other overseas
Credit risk management
Loans	55	30
Total all other on balance sheet	90	94
Undrawn credit commitments	29	20
Total gross credit risk	$ 174	$ 144